Amounts Recognized in Accumulated Other Comprehensive Income (loss) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	¥ (110,948)	¥ (248,751)
Prior service costs	43,879	48,221
Net transition obligation	0	0
Net amount recognized	(67,069)	(200,530)
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	(133,594)	(46,278)
Prior service costs	(4,499)	(1,659)
Net transition obligation	0	0
Net amount recognized	¥ (138,093)	¥ (47,937)